Derivative Financial Instruments - Analysis of loss (gain) on derivatives (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Analysis of Loss/(gain) on interest rate swaps
Realized loss/(gain) on derivatives held for trading	$ (1,363)	$ 2,053		$ 2,740
Unrealized loss/(gain) on derivatives held for trading	1,411	(2,174)		1,570
Recycled loss of cash flow hedges reclassified to profit or loss	0			2,527
Total loss/(gain) on derivatives	48	(121)	[1]	6,837	[1]
Transfers from Level 1 to Level 2, assets	0	0		0
Transfers from Level 2 to Level 1, assets	0	0		0
Transfers into Level 3, assets	0	0		0
Transfers out of Level 3, assets	0	0		0
Transfers from Level 1 to Level 2, liabilities	0	0		0
Transfers from Level 2 to Level 1, liabilities	0	0		0
Transfers into Level 3, liabilities	0	0		0
Transfers out of Level 3, liabilities	$ 0	$ 0		$ 0

[1]	Restated so as to reflect the historical financial statements of GAS-fourteen Ltd. and GAS-twenty seven Ltd. acquired on April 26, 2018 and November 14, 2018, respectively, from GasLog Ltd. ("GasLog") (Note 1).